Share-Based Compensation - Summary Of Total Remaining Unrecognized Compensation Cost (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Restricted Stock And Restricted Stock Unit [Member] | Two Thousand And Nineteen Lions Gate Plan [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement shares with held for tax obligation	1.5	1.8	0.7